25. Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating lease expenses	$ 1,080	$ 1,133	$ 1,301
Short term lease expenses	570
Operating lease expenses included in short term lease expense	$ 510
Weighted average remaining lease term	11 years 9 months 18 days
Weighted average discount rate	6.16%